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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                 FORM 12b-25


                         Notification of Late Filing


                                  Commission File Number:  1-5492-1


(Check One):  _ Form 10-K; X Form 11-K; _ Form 20-F; _ Form 10-Q; _ Form N-SAR

For period ended:   December 31, 1993


_  Transition Period on Form 10-K
_  Transition Period on Form 20-F
_  Transition Period on Form 11-K
_  Transition Period on Form 10-Q
_  Transition Period on Form N-SAR

For the transition period ended:_________________


Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:________________________________.


                                    PART I

                            REGISTRANT INFORMATION

                  Nashua Corporation Employees' Savings Plan
                          (Full Name of Registrant)

                              44 Franklin Street
                   (Address of Principal Executive Office)

                         Nashua, New Hampshire 03060
                          (City, State and Zip Code)

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                                   PART II

                           Rules 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed (Check appropriate box.)

X (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

X (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date;

X (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


                                   PART III
                                  NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR or the transition report or portion thereof could not be filed within the prescribed time period.

The Trustee of the Plan was unable to provide sufficient Plan information in a timely fashion that would allow report to be filed within the prescribed period.


                                   PART IV
                              OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

                   Alan Jack           603-880-2922
                     (Name)       (Telephone Number)


(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer
    is no, identify report(s).    X  Yes    _  No

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(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion
    thereof?    _  Yes    X  No

    If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


    Nashua Corporation Employees' Savings Plan has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.



                             NASHUA CORPORATION EMPLOYEES'
                             SAVINGS PLAN



Date:  July 1, 1994          By          Paul Buffum
                               ----------------------------------
                                  Paul Buffum
                                  Nashua Corporation Employees'
                                  Savings Plan Committee

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                                        EXHIBIT TO FORM 12B-25

July 1, 1994

Paul Buffum
Legal Counsel
Nashua Corporation
44 Franklin Street
Nashua, NH 03054


Dear Atty. Buffum:


We hereby confirm that because of operational complexities, we were not able to furnish separate certified financial data for the respective Nashua Corporation Savings Plans ("the Plans") on, or before, the date the Plans' Form 11-K for the year ended December 31, 1993 is required to be filed.


Sincerely,

/s/ Paul R. Parsons

Paul R. Parsons
Senior Vice President
Fidelity Investments